Contract Liabilities	12 Months Ended
Jun. 30, 2022
Contract with Customer, Liability [Abstract]
Contract Liabilities
Note 20 – Contract Liabilities

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities

Customer advance deposits	33,508	6,561
Unearned revenue	4,219	2,637

Total current contract liabilities	37,727	9,198

Non-current liabilities
Customer advance deposits	847	—
Unearned revenue	1,384	1,618

Total non-current contract liabilities	2,231	1,618

Total contract liabilities	39,958	10,816

It is expected that the performance obligations recognized as current contract liabilities which are yet to be satisfied as of June 30, 2022 will be recognized in revenue in the next 12 months.
Unearned revenue represents the sale of extended warranties which is recognized as revenue over the term of the extended warranty.
Customer advance deposits represent advance payments for products, which are made at the time the order is placed and is recorded as revenue once the performance obligation is satisfied.